Wildermuth Endowment Strategy Fund

Supplement No. 5 dated February 9, 2016

to the Prospectus dated January 2, 2015,

as amended February 5, 2015

This Supplement contains new and additional information that supersedes any contrary information contained in the Wildermuth Endowment Strategy Fund’s (the “Fund”) current Prospectus, and should be read in conjunction with the Prospectus and Statement of Additional Information (“SAI’’). All capitalized terms used but not defined herein have the meanings ascribed to them in the Prospectus.

Please note the following information with regard to the Fund:

SERVICE PROVIDER CHANGES:

Distributor

Effective immediately, SQN Securities, LLC (“SQN”), 100 Wall Street, 28th Floor, New York, NY 10005, will replace Realty Capital Securities, LLC (“RCS”) as the Fund’s principal underwriter and distributor. Accordingly, all references to RCS should be replaced with SQN.

Administrator and Fund Accountant

Effective March 14, 2016, UMB Fund Services, Inc. (“UMBFS”), 235 W. Galena St., Milwaukee, WI 53212, will replace RCS Advisory Services, LLC (“RCSAS”) as the Fund’s administrator and Gemini Fund Services, LLC (“GFS”) will no longer serve as the Fund’s sub-administrator and accounting agent. Accordingly, all references to RCSAS as administrator and GFS as accounting agent should be replaced with UMBFS. All references to GFS as sub-administrator are deleted.

Transfer Agent

Effective March 14, 2016, UMBFS will replace American National Stock Transfer, LLC (“ANST”) as the Fund’s transfer agent and GFS will no longer serve as the Fund’s sub-transfer agent. Accordingly, all references to ANST as transfer agent should be replaced with UMBFS. All references to GFS as sub-transfer agent are deleted.

Custodian

Effective March 14, 2016, UMB Bank, N.A. (“UMB Bank”), 1010 Grand Boulevard, Kansas City, Missouri 64106, will replace MUFG Union Bank, N.A. (“Union Bank”) as the Fund’s custodian. Accordingly, all references to Union Bank as custodian should be replaced with UMB Bank.

OTHER CHANGES

As a result of the change in service providers, certain information affecting you and the Fund will change. Please note the following:

Fund’s Phone Number

Effective immediately, the Fund’s new phone number is 1-877-562-0856.

Effective March, 14, 2016, the Fund’s new phone number will be 1-888-889-8981.

Purchasing Shares

As of March 14, 2016, to make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to the Wildermuth Endowment Strategy Fund to:

Wildermuth Endowment Strategy Fund

PO Box 2175

Milwaukee, WI 53201-2175

As of March 14, 2016, to make an initial purchase by wire, the bank should transmit funds to:

ABA #: 101 000 695
Credit: Wildermuth Funds
Account #: 987 219 0408
Further Credit:
Wildermuth Endowment Strategy Fund
(shareholder registration)
(shareholder account number)

Please retain this Supplement with your Prospectus and SAI for future reference. These documents are available upon request and without charge by calling the Fund at 1-877-562-0856 before March 14, 2016 or at 1-888-889-8981 as of or after March 14, 2016.